Commitments and Contingencies (Details) (USD $)	Dec. 31, 2012
Year ending December 31, 2013	$ 555,000
Year ending December 31, 2014	584,000
Year ending December 31, 2015	601,000
Year ending December 31, 2016	102,000
Total future minimum lease payments	$ 1,842,000